Personnel expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Wages and salaries	R$ 6,640,403	R$ 6,311,240	R$ 5,905,394
Social security costs	1,654,056	1,431,129	1,153,164
Benefits	1,659,195	1,602,744	1,434,815
Defined benefit pension plans (note 21)	3,867	6,447	6,415
Contributions to defined contribution pension plans	180,926	128,091	152,156
Share-based compensation	163,695	39,876	24,045
Training	61,686	59,832	54,858
Other personnel expenses	450,098	317,636	294,855
Total	R$ 10,813,926	R$ 9,896,995	R$ 9,025,702